Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, MA 02481

September 20, 2010

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549-8629

Re:	Sun Life of Canada (U.S.) Variable Account F ("Registrant") of
Sun Life Assurance Company of Canada (U.S.) ("Depositor")
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4
("Registration Statement")
File Nos. 811-05846 & 333-168710

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Pre-Effective Amendment No. 1 (the "Amendment" or the "Pre-Effective Amendment") to the above-captioned Registration Statement.  The Registration Statement was filed with the Securities and Exchange Commission ("SEC") on August 10, 2010, for the purpose of registering the variable portion of an indefinite number of flexible payment deferred annuity contracts (the "Contracts") to be used in connection with retirement and deferred compensation plans.

The purpose of the Amendment is to respond to comments on the Registration Statement made by the SEC Staff, to clarify language, and to make other non-material changes to the Prospectus disclosure to clarify the text or to explain in greater detail how the provisions of the Contract are administered.

SEC Comments and Responses

In a letter to the undersigned, dated September 7, 2010, the SEC Staff made the following comments on the Prospectus included in the Registration Statement.  After each of the comments, Registrant has provided its response.

1.	Cover Page.

a. Contract Name. The name "Sun Life Financial Masters Choice" is already the EDGAR contract name identifier for SEC File No. 333-83516 (C000021928) and appears on the related prospectuses, statements of information, and supplements provided to contract owners. The contract name for each new product should be unique so investors can identify the correct documents using that name as a search term on the public EDGAR database. Please modify the contract name(s) accordingly.

RESPONSE: Registrant has changed the contract name to “Sun Life Financial Masters Choice II.”

b. Available Funds Statement. Please delete the bold statement immediately below the fund list or revise the cross-reference. The corresponding section of the prospectus contains no disclosure explaining this statement.

RESPONSE: Registrant has replaced the bold statement with a footnote indicating which funds are only available “if you purchase your Contract through a Huntington Bank representative.”

c. Items l(a)(v) and (vii). The disclosure responsive to these requirements must appear on the outside front cover page of the registration statement. See Items 1(a)(v), (vii). See also Rule 481(b)(1) of the 1933 Act.

RESPONSE: The front outside cover page of the registration has been revised to include the information required by Items 1(a)(v) and (vii) of Form N-4.

2.	Product Highlights (pp.5-7).
a. The Annuity Contract. This option is age-limited. Please add "if you are eligible" or a similar qualifier so it is not misleading to a prospective purchaser reviewing the synopsis

RESPONSE: Registrant has added language under this heading to clarify that the Contract is age-limited.

b. The Accumulation Phase. In the bold sentence, please define the "timing" issue more clearly. Depending on the rider selected, a contract owner may be prohibited from making any purchase payments after the 1st contract year. Also, the reservation of rights statement is confusing. Please clarify that where a rider permits purchase payments after the first contract year, Registrant can also limit the contract owner's maximum annual contribution to the contract. Per Rule 421, the revised language should be in plain English. Note that the term "limit" usually refers to a cap or maximum, not a minimum.”

RESPONSE:  Registrant has revised the disclosure to explain, in plain English, the dollar limitations on Purchase Payments made under the Contract.  In addition, Registrant has replaced the bold sentence under this heading with a separate paragraph describing the specific limitations on Purchase Payments under the optional living benefits.

Registrant has revised the reservation of rights language to read as follows:  “However, we reserve the right to require that each additional Purchase Payment be at least $1,000.”

c. Fees and Expenses. Please indicate that the term "free transfers" refers to transferring contract value among the underlying funds. As written, there is no context for the reference.

RESPONSE: Registrant has revised the sixth paragraph under this heading as suggested.

d. Optional Living Benefits. Where the bullet points refer to an "enhancement," please indicate what value will be enhanced. Likewise, in the paragraph below the bullet points, please indicate the nature of the conditions that must be satisfied to receive lifetime income under the living benefits (e.g., conditions related to when and how a contract owner withdraws value from the Contract). Finally, in the paragraph beginning "Under SIR III," please insert "and may terminate your contract" after "will terminate your optional living benefit.”

RESPONSE:  Registrant has clarified that “enhancement” refers to a “benefit base enhancement.”  In addition, Registrant has revised the first sentence under the bullet points to read as follows:  “Each of the living benefits offer lifetime income if you are age 59 or older even if your Account Value declines to zero, provided that you limit the amount you withdraw annually to a specified percentage of your benefit base and you limit your investments to the Designated Funds.  (See ‘Description of Living Benefits’ and ‘Annual Withdrawal Amount’.)”  Finally, Registrant added the words to clarify that an allocation to a Fund other than a Designated Fund “will only terminate the optional living benefit.”

e. The Income Phase: Annuity Provisions. Please correct the reference to a rate of 1.60%; the correct value appears to be 1.35%. Please make the same corrections to the parallel references throughout the prospectus including those on pages 9, 23, and 41.

RESPONSE:  The reference to a rate of 1.60% is correct.  To clarify why this is so, Registrant has replaced Footnote 10 with a new Footnote 1 which explains that the fees and expenses appearing in the tables under “FEES AND EXPENSES” apply to the Accumulation Phase and that different fees apply during the Income Phase.  Footnote 1 explains that “[a]fter you annuitize, we will not deduct the Mortality and Expense Risks Charge; nor will we deduct the charges for any optional living benefit or any optional death benefit. Instead, we will deduct an insurance charge at an annual rate of 1.60% of your average daily net Annuity Unit values. The 1.60% insurance charge compensates us for ongoing administrative expenses.”  This comment also applies to the references to the 1.60% insurance charge under “Mortality and Expense Risk Charges” and “Variable Annuity Payments” under “Amount of Annuity Payments.”

f. Death Benefit. Please delete or clarify the phrase "if available in your state." If the option is pending approval in certain states, indicate this. If, however, the option cannot be approved in certain jurisdictions, then identify the states in which it will not be sold. Also, please clarify the "cash Surrender Value" basic death benefit for owners 85 or younger on the Open Date. We note that "cash Surrender Value" is not a defined term; however, Surrender Value is defined as Account Value minus certain charges. Under what circumstance could this amount ever be higher than Account Value? Finally, please clarify the purpose of last 2 sentences under the Death Benefit heading. Is there a difference between the date the contract becomes effective and the date the contract is issued? Summarize the situation is this disclosure attempts to highlight and explain why the distinction matters.

RESPONSE:  The optional death benefit has been approved in all states; therefore, Registrant has deleted the phrase “if available in your state.”  The third sentence has been revised to remove the reference to Surrender Value altogether because the Surrender Value can never be greater than the Account Value on the Contracts offered pursuant to this prospectus.  This was not true with the earlier version of these Contracts because that version offered a market value adjustment.  In addition, Registrant removed the fourth sentence of this paragraph (regarding contract owners age 86 or older) because this product is only available to contract owners age 85 or younger. The last two sentences have been revised as follows:  “You must make your election before your Issue Date. Your death benefit election may not be changed after your Issue Date.”

g. Withdrawals and Withdrawal Charges. The 3rd sentence is extremely difficult to understand, and it is unclear what values subparagraphs (1) and (2) represent. It is also confusing to include premiums no longer subject to a CDSC in the free withdrawal equation. Please rewrite the description of the "free withdrawal amount" in plain English. A reader should be able to tell how investment performance (earnings and losses), purchase payments, withdrawals and the CDSC schedule generally affect the free withdrawal amount.

RESPONSE:  Registrant has revised the third sentence under this heading as follows:  “For all other Account Years, the “free withdrawal amount” is equal to the greater of: (1) your Contract’s earnings minus all free withdrawal amounts previously taken, or (2) the difference between 15% of all Purchase Payments made in the last seven Account Years and all free withdrawals taken during the current Account Year.”

h. Right to Return. Does the last sentence just apply to Return of Purchase Payment states? For clarity, consider restating it affirmatively (e.g., "We only deduct a withdrawal charge when the returned amount is based on Surrender Value").

RESPONSE: Registrant has revised the last sentence under this heading as suggested.

3.	Transaction Fee Table (p. 8).

a. Sales Load. Given that the Withdrawal Charge is a deferred sales charge based on purchase payments, either rename the first caption "Sales Load Deducted from Purchase Payments" or delete the line item. See Item 3, General Instruction 3.

RESPONSE: Registrant has deleted the line.

b. Maximum Withdrawal Charge. If correct, revise the parenthetical to state, "as a percentage of Purchase Payment withdrawn.”

RESPONSE: Registrant has revised the parenthetical as suggested.

4.	Periodic Fee Table (p. 8).

Please delete the phrase "Currently Available" from the Death Benefit and Living Benefit headers. This reference made sense in the template product(s) but does not apply here. Also, please clarify that the Death Benefit charges are assessed against both the Variable Account value and value in the DCA Fixed accounts.

RESPONSE:  Registrant has deleted the phrase “Currently” from the Death Benefit and Living Benefit headers.  Registrant revised the table to clarify that the Death Benefit charges are assessed only against the Variable Account Value.

5.	Portfolio Fee Table (p. 9).

The reference to the year and the fee waivers should be moved to the paragraph directly below the minimum and maximum fees. Also, please delete the last 2 sentences of the preamble as that information is repeated in the subsequent paragraph.

RESPONSE: Registrant has revised the Portfolio Fee Table as suggested.

6.	Fee Table Footnotes (p. 9).
a. Footnote 2. To avoid confusion, please delete the word "currently." The clause "we may deduct" is sufficient.

RESPONSE: Registrant has revised Footnote 2 (now Footnote 3) as suggested.

b. Footnote 6. The point of the 4th and 5th sentences is not clear. If the current charge is less than the maximum indicated in the fee table, please state this directly. Likewise, if the maximum single life charge is 1.75% rather than the 1.95% joint life maximum shown in the table, please say so more clearly. Rule 421. Also, please correct or delete the cross-reference. There is no prospectus section entitled "Costs of the Living Benefits.”

RESPONSE:  Registrant has replaced the last four sentences of Footnote 6 (now Footnote 7) with the following:  “We reserve the right to increase or decrease the percentage rate used to calculate the fee for each living benefit at any time but, in no event, will the rate ever exceed 1.95% for joint-life or 1.75% for single life coverage.  The current rates used to calculate the fee for each optional living benefit are shown in the chart under ‘Costs of Living Benefits.’”

c. Footnote 7. Please revise the cross-referenced narrative to add information explaining the adjustments to which the footnote refers or substitute a more appropriate cross-reference.

RESPONSE: Registrant changed the cross-reference to the section entitled “Withdrawal Benefit Base.”

d. Footnote 10. Please correct the references to 1.60% per Comment 2(e), above.

RESPONSE: See response to Comment 2(e), above.

7.	Expense Example (pp. 9-10).

Please limit the unessential information in the 2nd paragraph of the example preamble so readers can focus on the required disclosure. The 2nd and 3rd sentences are unnecessary because the initial disclosure already says the examples assume maximum possible fees for a contract with the most expensive combination of standard and optional features. Similarly, the two fee waiver sentences should appear after the example numbers where the disclosure explains how to find a description of the waiver and reimbursement arrangements. Please revise accordingly.

RESPONSE: Registrant has revised the preamble to the Examples as suggested.

8.	The Annuity Contract (p. 11).

The purpose of the last paragraph in this section is unclear. If some brokers determine an optional benefit is unsuitable for purchasers above a certain age and will not sell the option in those circumstances, please recast this disclosure in terms of suitability. Otherwise, please (a) revise this paragraph to clarify the relationship between the purchaser's age and the optional contract features a broker/dealer may offer, and (b) in EDGAR correspondence, please confirm to the Staff that all broker/dealers will offer the contract with all optional features described in the prospectus if suitable to the purchaser.

RESPONSE:  Registrant has deleted the first two sentences from the last paragraph under this heading because the disclosure does not apply to the Contracts being issued pursuant to this prospectus.  Registrant confirms that all broker/dealers will offer the contract with all optional benefits described in the prospectus, if they are suitable to the purchaser.

9.	Communicating to Us About Your Contract (p. 11).

The constructive receipt disclosure is not sufficiently clear for an investor to know precisely when a requested transaction will be priced. Please clarify that all financial transaction requests and payments provided to a broker who is an agent for Sun Life must be submitted before the close of the New York Stock Exchange to receive that day's price.

RESPONSE:  Registrant added the following sentence before the last sentence of the paragraph under this heading:  “In such cases, financial transactions received by us in good order will be effective that Business Day, provided the broker-dealer received the request before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.”

10.	Electronic Account Information (p. 11).

Please confirm that, when the registration statement is effective, the website provided in this section will be a "live" link to the specific URL for the optional electronic delivery service indicated in the disclosure. The Staff was unable to access the information indicated via that link.

RESPONSE: Registrant has provided a new URL: www.sunlife.com/us.

11.	The Variable Account (p. 12).

In the last sentence of the 2nd paragraph, please clarify that the rider and death benefit guarantees are general account obligations, not separate account obligations and summarize the reason that distinction may matter to a contract owner.

RESPONSE:  Registrant has clarified that the optional living benefit and optional death benefit guarantees are general corporate obligations of the company “and, as such, are subject to the claims of the Company’s creditors.”

12.	Variable Account Options: The Funds (pp. 12-14).
Footnote 2 on page 13 does not seem to apply to a new registration statement. Please review and revise or delete as appropriate.

RESPONSE: Registrant has revised Footnote 2 accordingly.

13.	The Fixed Account Options: The DCA Periods (p. 14).

Please clarify the reference to "benefits" as the benefits under the optional Sun Income Riser III, Maximizer, and Maximizer Plus riders. In addition, explain that those claims and claims for death benefits in excess of contract value allocated to the separate account are subject to the claims of Registrant's other creditors. In the final paragraph, please cross-reference the prospectus section indicating how an investor can find the current Guaranteed Interest Rates.

RESPONSE: Registrant has replaced the last sentence of the first paragraph under this heading with the following: “These general account assets are available to support our insurance and annuity obligations other than those funded by the Variable Account. Any guarantees under the Contract that exceed your Variable Account Value, such as those with any optional living benefit and any death benefit, are paid from our general account (and not the Variable Account). Therefore, any amounts that we may be obligated to pay under the Contract in excess of Variable Account Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products as well, and we pay our obligations under those products from our assets in the general account. The general account is subject to claims of creditors made on the assets of the Company.”  In addition, Registrant has revised the final paragraph as suggested.

14.	Issue Your Contract (p. 14).

If the application is incomplete, is the issue date still the day the Registrant received the initial purchase payment, or is it the day Sun Life receives all the information necessary to complete the application? Please clarify.

RESPONSE:  Registrant has rewritten the first paragraph under this heading as follows:  “We ‘open’ the Contract when we receive your Application. We refer to this date as the ‘Open Date.’  We ‘issue’ your Contract on the day we apply your initial Purchase Payment, when your Application is ‘in good order.’ An Application is in good order when we have received all the information necessary to complete it. We refer to this date as the ‘Issue Date.’”

15.	Reservation of Rights (p. 15).

The "Amount and Frequency of Purchase Payments" and the "Allocation of Net Purchase Payments" sections state that Registrant reserves the right to change current procedures related to purchase payment refusals, DCA Period allocations and premium tax deductions. Please indicate whether contract owners will be notified in advance if Registrant decides to exercise these rights and, if so, how that notice will be provided. This comment also applies to the right to impose a $15 transfer fee which is mentioned under "Permitted Transfers" on page 16.

RESPONSE: Registrant has added language under “Allocation of Net Purchase Payments,”  “Amount and Frequency of Purchase Payments,” and “Permitted Transfers” to clarify that written notification will be provided to contract owners before Registrant exercises its reserved rights.

16.	Variable Accumulation Unit Value (p. 15).
Please consider substituting the word "generally" for "currently" in the 1st paragraph.

RESPONSE: Registrant made the suggested change under this heading.

17.	Fixed Account Value (p. 16).
Please explain how a contract owner can determine what the Guaranteed Interest Rates are at any given time. Alternatively, add this information to the glossary definition on page 56.

RESPONSE: Registrant has added a sentence explaining how to get information about current Guaranteed Interest Rates.

18.	Permitted Transfers (p. 16).

The first two paragraphs below the bullet points both state that Registrant may waive certain transfer restrictions. If the references are different, please clarify the distinction: If not, delete one or the other.

RESPONSE: Registrant has deleted the second sentence in the second paragraph under this heading.

19.	Requests For Transfers (pp. 16-17)

a. "Subject to Availability." Please explain what "subject to availability" means in this context. For valuation purposes, could two contract owners submit transaction orders to their registered representatives at the same time and receive prices valued on different days because electronic transfers were available to one and not the other? If so, what determines availability of this option? If it is not available to all contract owners, please explain why contracts with and without the option should be offered through the same registration statement. This same comment also applies to the same phrase in the paragraph immediately above the "Short-Term Trading" header on page 17.

RESPONSE: The phrase “subject to availability” allows for situations in which the website or telephone lines are unavailable due to power outages or periods of high volume trading.  Registrant makes the on-line service available to all broker/dealers. Nevertheless, it is possible that two customers could receive prices valued on different days depending upon, for example, the manner in which the broker/dealer chooses to submit the transfer request as could impact the date of our receipt of the request. More specifically, one broker/dealer may submit transfer requests online or over the telephone, whereas another broker/dealer may only submit requests via US mail or courier. Valuation could also differ based on the timing of when the registered representatives elected to submit the transfer request to the Company. For example, two representatives could each receive transfer requests from contract owners at the same time, however the representatives could submit the orders online at different times thereby resulting in different pricing (i.e., based on when the orders were received by the Company).

b. Right to Deny Electronic or Telephone Transfer Requests. On what basis may Registrant deny transfer requests made electronically or by phone? Will notice be provided before this right will be exercised? Please clarify.

RESPONSE:  Like all transfer requests, an electronic or a telephone transfer request may be denied if it is not in good order or if it does not comply with the terms of Sun Life’s short-term trading policy or the trading policy of a fund involved in the transfer.  If an electronic or a telephone transfer request is denied, Registrant will immediately telephone the contract owner and the broker of record.

c. Terminology. Please clarify what the clauses, "[a] transfer request will be effective as of..." and "the transfer request will be effective on ... [x] day" mean. In each case, specifically state that the transaction will be priced at the accumulation unit value determined at the close of the NYSE on the day indicated.

RESPONSE: Registrant has revised the first sentence of the second paragraph under this heading as follows: “A transfer request will be priced at the Variable Accumulation Unit Value next determined at the close of the Business Day if we receive the transfer request, in good order, before the earlier of (a) 4:00 p.m. Eastern Time on a Business Day, or (b) the close of the New York Stock Exchange on days that the Stock Exchange closes before 4:00 p.m.”

20.	Short-Term Trading (pp. 17-18).

a. 2nd Paragraph. This "Transfer Privilege" section does not mention market timing, so the 2nd sentence is more puzzling than helpful; please delete it. Likewise, the transfer fee mentioned in the 3rd sentence is never described as a short-term trading fee, so that reference is also confusing. Either clarify how the transfer fee relates to short-term trading or delete the sentence.

RESPONSE:  Registrant has replaced the second and third sentences of the second paragraph with the following:  “The Company has policies and procedures to limit the number and frequency of transfers of Account Value. The Company also reserves the right to charge a fee to discourage frequent trading. (See “Permitted Transfers”).”

b. Transfer Restrictions. If Registrant imposes a transfer restriction limiting the contract owner to transfers of 100% of a subaccount, how will that restriction be imposed? For example, if the contract owner requests to transfer less than 100% of the subaccount value, will Registrant transfer 100% or 0%? Please clarify. Also, please indicate whether Registrant will impose the restriction and then notify the contractowner or vice versa.

RESPONSE: In the situation described, Registrant will not transfer any of the Sub-Account value. Instead, Registrant will deem the request not in good order and immediately notify the contract owner.

c. Plain English. Please eliminate the repetitious language about uniform application of the policies in the middle of the last paragraph of this section. See Rule 421.

RESPONSE: Registrant has deleted the repetitious language in the last paragraph under this heading.

21.	Waivers; Reduced Charges . . . (p. 18).

Please clarify the reference to "large Contracts" in subsection (1). Specifically, reconcile this reference with the disclosure on page 5 stating that purchase payments will not be accepted if account value is $2 million or would exceed that amount as a result of the purchase payment. Under what circumstances could a contractowner purchase a "large Contract" that would qualify for waived or reduced fees? Please explain.

RESPONSE: Registrant has clarified that “large Contracts” are “generally, Contracts that have our approval to exceed $2 million in Account Value.”

22.	Other Programs: Bold Introductory Paragraph (p. 18-19).

Please summarize the availability of or restrictions on using these programs in connection with a contract that has one of the optional living or death benefit features. Alternatively, you may cross-reference the disclosure(s) where this is discussed.

RESPONSE:  Registrant has revised the bold introductory paragraph to clarify that certain restrictions apply to these programs if an optional living or death benefit has been elected.  The specific restrictions are discussed under the description of each program.

23.	Asset Allocation (p. 19).

Please disclose how to obtain the brochure mentioned in the 3rd paragraph. If it is available on Registrant's website, consider including a "live" URL.link to the current brochure for the programs being offered.

RESPONSE: Registrant has decided against offering asset allocation programs with the Contracts; therefore, this section has been entirely deleted.

24.	Systematic Withdrawal Program (pp. 19-20).

We note that the living benefit narrative on page 33 says that it is the contract owner’s responsibility to monitor systematic withdrawals to ensure they do not result in excess withdrawals that reduce or terminate optional benefits. In light of this disclosure, please recharacterize the last sentence on page 19 to clarify that the contractowner may have to adjust or reduce the amount of the systematic withdrawal to comply with the optional benefit limits on allowable withdrawals.

RESPONSE:  Registrant has revised the last sentence under this heading as follows:  “You are responsible for and may have to adjust the amount and timing of your systematic withdrawals to comply with amounts you are allowed to withdraw under your optional living benefit. . . .”

25.	Full Withdrawals (p. 20).

Please explain what “your Account Value at the end of ..." means. Specifically, clarify that the starting Account Value is based on the price determined for each subaccount at the end of the Valuation Period during which Registrant receives the withdrawal request.

RESPONSE:  Registrant has rewritten the bullet points under this heading and has clarified that Account Value is initially “based on any Fixed Account Value in the DCA program and on the price next determined for each Sub-Account at the end of the Valuation Period during which we receive your withdrawal request.”

26.	Partial Withdrawals (p. 20).

The first sentence of this section is unclear. Please describe the amount paid to the contractowner and the amount deducted from Account Value more clearly. Either the fees and charges are (1) deducted from the amount the contractowner requested (i.e., the contractowner receives less than the requested amount); or (2) deducted from Account Value in addition to the requested withdrawal amount (i.e., Account Value is reduced by more than the requested amount). Explain in plain English which scenario applies.

RESPONSE: Registrant has rewritten the first paragraph under this heading to clarify as suggested

27.	Time of Payments: 2nd Bullet Point (pp. 20-21).

Please clarify that the SEC determines when purchase payments need not be priced including when an emergency exists and when trading on the NYSE is restricted. See Section 22(e) of the 1940 Act, as amended.

RESPONSE:  Registrant has rewritten the first bullet point to clarify that the SEC determines when trading on the NYSE is restricted.  Registrant has rewritten the second bullet point to clarify that the SEC determines when an emergency situation exists and when Variable Account securities need not be priced.

28.	Free Withdrawal Amount (p. 21).

a. Plain English. It is difficult to understand what the free withdrawal amount in the 1st bullet point really means. Please explain in plain English what this value represents. Is it 15% of the market value increase that the contractowner has not yet withdrawn from the contract? Assuming a contractowner has made purchase payments during the Account Year, when it would provide contract owners with greater value than 15% of those new purchase payments? The revised disclosure should give the reader a practical sense of what that value is and when his free-withdrawal amount would be based on it

RESPONSE: Registrant has revised the disclosure under this heading to more clearly describe the free withdrawal amount.  Registrant has rewritten the first bullet point under this heading to explain that, for each Account Year after the first, the free withdrawal is the greater of (1) your Contract earnings minus all free withdrawals previously taken and (2) the difference between 15% of all Purchase Payments made in the last seven Account Years (including the current year) and all free withdrawals taken during the current Account Year.

b. Contract Earning Calculation. The mathematical order of operations in the Contract earnings equation is ambiguous. The calculation is subject to two interpretations that would produce very different values. As written, Contract earnings could be: (i) the remaining Account Value after Purchase Payments, Partial Withdrawals, and charges have all been deducted (i.e., A - (B+C); Or

(ii) the Account Value reduced by (minus) Purchase Payments and then increased by (Plus) Partial Withdrawals and charges taken (i.e., A - B + C).

Please determine the intended reading and revise accordingly.

RESPONSE: Registrant has clarified that Contract earnings are determined according to the following formula: (AV – PP) + WD.

29.	Withdrawal Charge on Purchase Payments (p. 21).

This subsection is extremely confusing; please rewrite it in plain English. Currently, a reader cannot understand the practical effect of the first or last sentence. Please revise these statements in terms of their effect on the contractowner. Consider how the contractowner should use the information, the transaction decisions it may effect, and different objectives a contractowner might have for the transactions involved, and redraft accordingly.

RESPONSE:  Registrant has combined the information set forth under this heading with the information set forth under “Order of Withdrawals.”  The new disclosure under “Order of Withdrawals” reads as follows:  “Each time you make a withdrawal, we consider the free withdrawal amount to be withdrawn first. If the amount you withdraw is in excess of your free withdrawal amount, then that excess will be subject to a withdrawal charge. We will withdraw the excess, in order, from your oldest remaining Purchase Payment to your most recent Purchase Payment.  Each time you make a withdrawal, we will follow this procedure until all Purchase Payments have been withdrawn. . . .”

Registrant also added a sentence (under “Calculation of Withdrawal Charge”) explaining that the Contract Owner “may want to consider deferring a withdrawal because withdrawal charges decline the longer the Purchase Payment is held in your Account.”

30.	Calculation of Withdrawal Charge (p. 21-22).

The description of the maximum withdrawal charge (directly below the chart on page 22) language is confusing. Mathematically, the current language says: maximum withdrawal charge = [excess account value/ free withdrawal amount] x 8% This does not appear to be correct. Please rewrite the statement below the chart in plain English.

RESPONSE:  Registrant has revised the sentence below the chart to read:  “The withdrawal charge will never be greater than 8% of an amount equal to your Account Value minus your ‘free withdrawal amount.’”

31.	Nursing Home Waiver (p. 22).

Please indicate how a contractowner will know if the Nursing Home Waiver has been approved in his or her state. Also, clarify whether the relevant approval is based on the state of issue, state of residence, or both.

RESPONSE:  Registrant has added disclosure stating that the nursing home waiver is based on the state of issue, and that information on the availability of the waiver can be obtained by calling the Annuity Service Center.

32.	Other Withdrawals (p. 22).
Using plain English, please revise this disclosure so it explains when a withdrawal charge will be applied to death benefit proceeds.

RESPONSE: Registrant has revised the disclosure under this heading listing, in plain English, transactions on which we do not impose a withdrawal charge.

33.	Mortality and Expense Risk Charge Credit (p. 23).

The 0.15% credit is only mentioned here. How is it factored into free withdrawal and all of the riders? How does it affect the calculation of earnings, Account Value, Withdrawal Benefit Base, death benefit proceeds or any other contract values? As appropriate, please supplement the existing disclosure to address this credit.

RESPONSE:  Registrant has added a paragraph explaining how the 0.15% increases Account Value and, thereby, increases other values such as the amount of the death benefit, the step-up amount added to the benefit base, Contract earnings, and the free withdrawal amount.

34.	Charges for Optional Benefits (pp. 23-24).

a. Withdrawal Benefit Base. Please add a cross-reference to the disclosure narrative(s) that describe the Withdrawal Benefit Base adjustments mentioned parenthetically in the middle of the 1st paragraph.

RESPONSE: Registrant has added the appropriate cross-reference.

b. MAV Optional Death Benefit Charge. In the sentence directly below the chart on page 24, please clarify whether the charge is deducted daily or annually.

RESPONSE: Registrant has revised the disclosure to clarify that the optional death benefit charge is deducted daily.

35.	Optional Living Benefits: Introduction (pp. 24).

At the end of the 1st paragraph, please state that the riders provide no benefits if your account value declines to zero before the Coverage Date which is, generally, the Contract Anniversary after you turn 59. (The current disclosure could be misleading because a contract owner can pay for the SIM or SIM Plus rider for 38 years before being old enough to qualify for this benefit.) Also, clarify the bold and italicized sentence in the middle of the introduction (after the bullet points) if appropriate. The current language (specifically the phrase "at any given time")

RESPONSE:  Registrant has added a sentence under this heading to clarify that lifetime income is not guaranteed if your Account Value is reduced to zero before you are eligible to receive lifetime income, which is prior to the Coverage Date.  Registrant has rewritten the bold and italicized sentence as follows:  “You can only elect one Living Benefit and that election must be made no later than the Issue Date.”

36.	Key Terms (pp. 24-25).

a. Generally. Please consider inserting a brief summary of the "Description of the Living Benefits" section prior to the Key Terms list so the reader has sufficient context to understand the descriptions of each term. Without a very basic understanding of how the living benefits operate, the definitions do not make much sense.

RESPONSE: Registrant has added the suggested summary before the Key Terms.

b. Bonus Base & Bonus Period. Please define Bonus Base and Bonus Period independently. The current definitions are circular and, therefore, unhelpful. Which one is determined first and based on what factors? Explain.

RESPONSE: Registrant has revised these definitions as suggested.

c. Coverage Date. Please state the relevance of the Coverage Date. Specifically, indicate that it is the date that determines whether the contract terminates or contract benefits kick in if the account value drops to zero.

RESPONSE: Registrant has added a sentence to this definition to clarify that the Coverage Date is the date on which “you will be eligible to begin receiving your Annual Withdrawal Amount, provided your Account Value is greater than zero.”

d. Lifetime Withdrawal Percentage. This definition is inconsistent with the definition of Annual Withdrawal Amount. (The definition of Annual Withdrawal Amount says it is calculated based on the Withdrawal Benefit Base, not the Lifetime Withdrawal Percentage.) Instead of simply identifying Lifetime Withdrawal Percentage as a variable in the calculation of a different value, a more helpful definition would explain what the percentage represents. For example, is it the maximum aggregate amount that can be withdrawn over the life of the riders? What is it based on?  Please revise so the definition helps the reader understand the whole feature better.

RESPONSE: Registrant has revised the definition to explain that the lifetime withdrawal percentage is a percentage of Withdrawal Benefit Base used to calculate the amount you can withdraw each year under the living benefit. Registrant has also added disclosure to explain that the percentage is based on “your attained age at your time of first withdrawal after the Coverage Date, unless the withdrawal is the One-Time Access Withdrawal (for SIM and SIM Plus only).”

e. One-Time Access Withdrawal. The definition does not provide enough context for a reader to understand what "set your Lifetime Withdrawal Percentage" means. Please revise or supplement the definition to make this clear. Also consider substituting a more descriptive word (e.g., establish, activate...) for "set."

RESPONSE: Registrant has revised the definition as suggested.

f. Plus Factor. Please rewrite this definition in plain English. To provide a frame of reference for the narrative description later in the text, indicate that the increase will be at least 3% of the Withdrawal Benefit Base. Also, please move the phrase "after the Coverage Date." It is not clear what it modifies.

RESPONSE: Registrant has revised the definition as suggested.

g. 200% Benefit Enhancement. Please capitalize the word "adjusted" so it is clear the definition refers to the defined term or explain what the purchase payments are adjusted for in this context.

RESPONSE: Registrant has revised the definition removing the reference to “adjusted” and clarifying the value of the enhancement.

37.	Living Benefit Rider Comparison Chart (pp. 26-28).

a. Bold Introductory Statement. Please delete the word "current" in the bold statement above the chart. Alternatively, indicate which terms are subject to change and, in an appropriate cross reference, identify the disclosure describing how they can change.

RESPONSE: Registrant has removed “current.”

b. Lifetime Income. In the "Plus Factor" row, it is unclear what the information under SIM Plus means. If correct, clarify that the Withdrawal Benefit Base increases by 3% annually once the bonus period ends. See Narrative disclosure at p. 32.

RESPONSE: Registrant has revised the Plus Factor information to read as follows: “The Withdrawal Benefit Base increases by 3% annually after you start taking your Annual Withdrawal Amount.”

c. Bonuses and Enhancements, Confirm that for the SIM rider, a Required Minimum Distribution withdrawal terminates Bonus Period as the last bullet point of the Bonus Period row suggests.

RESPONSE: Registrant confirms that, for the SIM rider, a RMD withdrawal terminates the Bonus Period.

d. Annual Step-Up. Please indicate the value to which the step-up references apply. Is it the Lifetime Withdrawal Percentage, the Withdrawal Benefit Base, or the Bonus Base? If the answer differs depending on the rider, please clarify the corresponding sections of the chart accordingly.

RESPONSE: Registrant has revised the disclosure to clarify that a step-up applies to the value of the Withdrawal Benefit Base and the Bonus Base.

e. Excess Withdrawals Under SIR. If correct, please clarify that the Account Value is also reduced dollar-for-dollar by the portion of the withdrawal that is not excess (i.e., Annual Withdrawal Amount).

RESPONSE:  Registrant has added bullet points in the comparison chart to clarify that the Account Value is reduced dollar-for-dollar when an Excess Withdrawal or the One-Time Access Withdrawal is taken.

f. One-Time Access Withdrawal Under SIM. If correct, please insert the word "permanently" before "reduces" in the first bullet point. As presented, the first bullet point could be read to say that the 200% Benefit Enhancement becomes a 195% Enhancement if the One-Time Access Withdrawal lowers the Withdrawal Benefit Base by 5%. If this is not correct, please describe the reduction to the 200% Benefit Enhancement in a separate bullet point.

RESPONSE:  Registrant revised the chart to clarify that One-Time Access Withdrawal “reduces the amount eligible for” the 200% Benefit Enhancement each in the same proportion as the amount withdrawn reduces the Account Value.

38.	Important Consideration #1 (p. 28).
a. 4th Bullet Point. Please substitute the word "decrease" or "lower" for "affect" or explain why such a change would not be appropriate.

RESPONSE: Registrant has made the suggested change.

b. 6th Bullet Point. If correct, add "and, potentially, the value of Optional Death Benefit as well" to the end of the description in the 2nd sub-bullet point. Also, please identify the withdrawal limitations and restrictions to which the last sub-bullet point refers and provide a cross-reference to the narrative describing them.

RESPONSE:  Registrant has revised the second sub-bullet point, and removed the fifth sub-bullet point because it does not apply to the Contracts offered by means of this prospectus.  More specifically, the fifth sub-bullet speaks to withdrawal restrictions in qualified group contracts such as 403(b) TSA which the Company is no longer selling.

39.	Important Consideration #3 (p. 29).

Please substitute the word "increase" for the word "change" or explain why that would not be appropriate. In responding, consider whether reducing fees in the future is a realistic possibility in light of how the product has been priced.

RESPONSE:  Registrant has revised the second bullet under #3 to read as follows:  “The percentage rate used to calculate the fee may increase or decrease over time, but will not exceed the Maximum Annual Rate shown in the fee table.  (See ‘Costs of Living Benefits.’)”  Registrant may, in the future, change fees based upon a number of factors including, but not limited to, the cost of providing guarantees, hedging costs, and the competitive landscape.

40.	Important Consideration #6 (p. 29).

In the last bullet point, please add a cross-reference indicating where the narrative explains the impact on the ten-year Bonus Period. Alternatively, add a simple, plain English sentence describing ~ the practical effect of this limit on the Bonus Period.

RESPONSE: Registrant has removed the reference to the ten-year Bonus Period from the last bullet point under #6 and has added a new bullet point specifically describing the Bonus Period.

41.	Important Consideration #7 (p. 29).

a. 1st Bullet Point. Would this statement also be true if Account Value fell to zero in the absence of withdrawals due to bad market performance and the deduction of contract fees and charges? If so, please: (i) state this explicitly; and (ii) emphasize the disclosure using bold font or some other means of drawing the reader's attention.

RESPONSE:  It is possible that Account Value can be reduced to zero because of bad market performance and the deduction of Contract fees and other charges.  In the absence of withdrawals, however, the likelihood of the Account Value being reduced to zero is very low.  Registrant has clarified the first bullet point as suggested.

b. 3rd Bullet Point. If the Account Value only falls to zero because of negative market performance in addition to contractowner withdrawals, is this statement still true? Please clarify or provide a cross-reference to the narrative disclosure discussing this issue.

RESPONSE: The third bullet point is true only if the Account Value falls to zero immediately following an Excess Withdrawal. Registrant has clarified the third bullet accordingly.

c. Related Appendix Examples. We note that Appendix C does not provide examples of fact scenarios in which the contract terminates and the contractowner loses the rider benefits. Please supplement the Appendix with examples showing circumstances in which this may occur.

RESPONSE: Registrant has provided examples which are included in Appendix C.

42.	Annual Withdrawal Amount (p. 30).

a. Generally. This section is hard to follow unless the reader already understands what the Withdrawal Benefit Base is. Please consider moving the Withdrawal Benefit Base section forward so it precedes this one.

RESPONSE: Registrant has changed the disclosure as suggested.

b. Changes to the Withdrawal Benefit Base. If applicable, identify any exceptions to the last sentence in the 2nd paragraph. In particular, please consider whether an exception applies to transactions that cause Account Value to drop to zero before the next Account Anniversary.

RESPONSE:  The second paragraph under this heading has been completely rewritten to clarify the calculation and recalculation of the Annual Withdrawal Amount under various scenarios.  The last sentence of the second paragraph has been removed.  However, in response to the comment, Registrant confirms that if the Account Value goes to zero after the Coverage Date immediately following an Excess Withdrawal, the Contract and the Living Benefit will terminate.  In that case, we will not recalculate your Annual Withdrawal Amount.  However, if your Account Value goes to zero after the Coverage Date as a result of poor investment performance, we will recalculate your Annual Withdrawal Amount on your next Account Anniversary.  See also “What happens if your Account Value is reduced to zero” under “Important Considerations.”

43.	Withdrawal Benefit Base (pp. 30-31).

a. Bonuses. Please clarify whether the returned Mortality and Expense Risk Charges described on page 23 are considered bonuses for this purpose. If they affect the Withdrawal Benefit Base calculation, indicate how. Otherwise, revise the section describing those payments to indicate that they do not affect the calculation of rider benefits.

RESPONSE:  The 0.15% credit described under “Mortality and Expense Risk Charge” is not a “Bonus” for purposes of this section.  In connection with optional living benefits, Bonus is defined as “an amount equal to 7% (for SIR III), and 8% (for SIM and SIM Plus only) of the Bonus Base credited to the Withdrawal Benefit Base in Account Years during the Bonus Period when no withdrawals are taken.”  Nevertheless, the 0.15% credit will increase the Account Value, thereby possibly increasing the Withdrawal Benefit Base if such increase would cause a step-up of the Withdrawal Benefit Base.  This is covered in the third bullet which reads:   “increased by any step-ups.” The 0.15% credit is described in detail under “Mortality and Expense Risk Charge.”

b. Determining Maximum Withdrawal Benefit Base Limits. Please explain how the rights reserved in the parenthetical would work. Would Registrants just aggregate the Withdrawal Benefit Bases on other contracts? What if the other contracts do not have optional living benefits? Would Registrants aggregate other values (e.g., Account Values, Premium Payments, etc.) and recalculate the Withdrawal Benefit Base to determine if the limit has been reached?

RESPONSE:  Registrant has revised the parenthetical to clarify that Registrant will aggregate “the benefit bases of all variable annuity contracts with living benefits that you own and that are issued by Sun Life Assurance Company of Canada (U.S.) or its affiliates.”

44.	Bonus and Bonus Base (p. 31).

The 2nd sentence in the 1st paragraph is consistent with the rest of the SIR III disclosure but inconsistent with the SIM and SIM Plus information further down the page. Specifically, the last bullet point in this section states that the Bonus Period for SIM and SIM Plus ends with the first non One-Time Access Withdrawal. Please reconcile the inconsistency.

RESPONSE: Registrant has revised the last two sentences of the first paragraph under this heading to distinguish the Bonus Period under SIR III from that under SIM and SIM Plus.

45.	200% Benefit Enhancement (p. 31).

a. Eligibility. Please draw attention to the fact that any withdrawal other than a One-Time Access Withdrawal eliminates the entire benefit (bonus and enhancement) completely. Also, please revise the opening sentence so the references in the rider comparison chart are easier to understand. Specifically, clarify that the contractowner is eligible to increase his/her withdrawal benefit base to the 200% Benefit Enhancement value.

RESPONSE:  Registrant has added a bullet point to the “Please Note” section under this heading to clarify that, if you take any withdrawal other than the One-Time-Access Withdrawal, “you will not be eligible for a 200% Bonus Enhancement or any future Bonuses.”  Registrant also has revised the first sentence to clarify that the 200% Benefit Enhancement is an increase to your Withdrawal Benefit Base.

b. 200% Benefit Enhancement Calculation. If correct, explain that the 200% Benefit Enhancement may (i) increase the contractowner's Withdrawal Benefit Base when market performance is neutral or negative; (ii) not be cost effective for contractowners who make few purchase payments; and (iii) provide little or no benefit if purchase payments are few and market performance is high.

RESPONSE:  Registrant has added a bullet point to the “Please Note” section under this heading stating that the 200% Benefit Enhancement “may increase the Withdrawal Benefit Base when investment performance is neutral or negative.”  Registrant has also added disclosure under the “Please note” section providing examples of situations in which the Contract Owner might not receive the enhancement.

c. Effect of One- Time Access Withdrawal. Can a One-Time Access Withdrawal reduce the 200% Benefit Enhancement so this feature will not provide any additional benefit? If so, please indicate, the general circumstances in which this could occur.

RESPONSE:  If the 200% Benefit Enhancement is greater than the Withdrawal Benefit Base before you take a One-Time Access Withdrawal, then taking a One-Time Access Withdrawal will not reduce the 200% Benefit Enhancement below the Withdrawal Benefit Base. This is true because both values will be reduced by the same proportion – the percentage of Account Value that was withdrawn.

46.	Plus Factor (p. 32).

a. 3% Increase or Step-Up Comparison. Please clarify how the comparison between the step-up and the 3% increase works. Is the 3% calculated before or after the Withdrawal Benefit Base is adjusted for any withdrawals or premium payments since the previous Account Anniversary? (The order of calculation could make a significant difference in the resulting Withdrawal Benefit Base value.)

RESPONSE:  If a Purchase Payment is made since the last Account Anniversary, then it will be added to the Withdrawal Benefit Base before the Plus Factor is applied to the Withdrawal Benefit Base. If the Withdrawal Benefit Base is adjusted for an Excess Withdrawal, then the Plus Factor will be forfeited and there will be no 3% calculation. A comparison is done between (i) the Withdrawal Benefit Base immediately preceding the Account Anniversary, increased by any applicable Plus Factor and (ii) the Account Value on the Anniversary. The higher amount will be the new Withdrawal Benefit Base.

b. Step-Up Preference. May a contractowner choose a step-up instead of the higher 3% increase if the step-up would increase his/her Lifetime Withdrawal Percentage based on a new age tier? Please discuss. If correct, indicate that a contractowner may be better off with SIM instead of SIM Plus in this scenario.

RESPONSE:  A contract owner does not have the option described in the Comment.  Once the Plus Factor is initiated, we will automatically increase a contract owner’s Withdrawal Benefit Base by 3%, unless a step-up would result in a greater Withdrawal Benefit Base.  A contract owner will receive the greater of (i) the Withdrawal Benefit Base increased by the Plus Factor and (ii) the Withdrawal Benefit Base increased through step-up.

c. Discontinuation of the Plus Factor. Please clarify how the 2nd bullet point applies when the Account Value would not have been reduced to zero but for a combination of poor performance and the Excess Withdrawal.

RESPONSE:  Registrant has revised the second bullet to clarify it only applies immediately following an Excess Withdrawal. Registrant has also added a third bullet point under this heading to explain what would happen if the Account Value was reduced to zero for any reason other than immediately following an Excess Withdrawal.  (This would include a combination of poor performance and an Excess Withdrawal if the Account Value is greater than zero immediately following the withdrawal).

47.	Early Withdrawals (p. 32).
In plain English, summarize the practical effect of the formula for reducing the Withdrawal Benefit Base.

RESPONSE:  Registrant has added a new bullet point at the beginning of the “Please Note: In regards to . . . ” section below this heading to summarize the effect of proportional reductions on the Withdrawal Benefit Base.

48.	Excess Withdrawals (pp. 32-33).

In plain English, please summarize the practical effect of this formula and explain, generally, the difference between reductions based on the Excess Withdrawal formula and reductions based on the Early Withdrawal formula.

RESPONSE:  Registrant has added a paragraph under this sub-heading to explain the differences between reductions based on the Excess Withdrawal formula and reductions based on the Early Withdrawal formula.  See also the response to Comment # 47.

49.	One-Time Access Withdrawal (pp.33-34).

a. 4th and 6th Bullet Points. Please restate the 4th bullet point in active voice (e.g., "you will forfeit the One Time Access Withdrawal benefit"). Restate the 6th bullet point the same way (e.g., "you forfeit all future 200% Benefit Enhancements").

RESPONSE: Registrant has rewritten the 4th and 6th bullet point as suggested.

b. Comparison to SIM III. After the 1st set of bullet points, please continue the discussion of the contractowner who failed to elect the One-Time Access Withdrawal. Describe how the same contractowner would have fared with the same facts had he selected the SIM III Rider instead. If the contractowner would have better off under the SIM III Rider in the same scenario, state this and explain why (e.g. , lower SIM III rider charge).

RESPONSE:  Registrant has added the following sentence after the second set of bullet points under this heading:  “If you are participating in SIR III, then the One-Time Access Withdrawal is not available to you.” The One-Time Access Withdrawal should not be the main factor in comparing SIR III to SIM and SIM Plus. SIR III has a lower bonus percentage rate, but the Bonus Period does not end on the first withdrawal. SIM and SIM Plus have a higher bonus percentage rate than SIR III, but the Bonus Period and the 200% Benefit Enhancement both end if you take a withdrawal. We added the One-Time Access Withdrawal to allow SIM and SIM Plus owners to have the ability to take one emergency withdrawal without ending the Bonus Period and the 200% Benefit Enhancement.

c. Effect of Early and Excess Withdrawals.(i) The 3rd bullet point below the section beginning "Please Note:..." is inconsistent with the reference to the Annual RMD amount in the opening paragraph of the "Impact of Withdrawals" section on page 32. Please reconcile.

RESPONSE: Registrant has revised the bullet point (now the 4th bullet point under the “Please Note: In Regards to . . . .”) to make it consistent with the disclosure under “Impact of Withdrawals.”

(ii) The point of the last bullet point (above "Costs of Living Benefits") is unclear. What is the practical effect of this statement? If it is intended to indicate that a contractowner cannot use the One-Time Access Withdrawal to move all or part of the Account Value to a new contract with another insurance company, please say this directly. If not, use plain English to describe the situation this is trying to prevent.

RESPONSE:  Registrant has revised the bullet point to clarify that the One-Time Access Withdrawal is not available if a contract owner moves transfers or rolls-over all or a portion of Account Value to an eligible retirement plan offered by another insurance company

50.	Cost of Living Benefits (p. 34).

In sentence 3 of the paragraph above the chart, please substitute "increase" for "change" or, explain why this would not be appropriate. Also, clarify the 1st bullet point below the chart. Specifically, explain that the total annual fee (a) is the sum of 4 quarterly charges; and (b) may be much higher than the maximum annual percentage of the average annual Withdrawal Benefit Base as a result. The reader should understand that the Maximum Annual Rate is based on the highest quarterly Withdrawal Benefit Base value for that year, not the annual average value. Consequently, the maximum annual rate refers to the highest quarterly Withdrawal Benefit Base of the year.

RESPONSE:  Registrant has substituted the phrase “increase or decrease” for the term “change.”  In addition, Registrant has revised the first bullet point under “Costs of Living Benefits” as follows:  “Your total annual fee is the sum of four quarterly fees and could be a much higher percentage of your Account Value than of your Withdrawal Benefit Base.  The maximum annual fee is the maximum annual rate multiplied by the highest quarterly Withdrawal Benefit Base during that Account Year.”

51.	Cancellation of the Benefit (p. 34).

Please add a cross-reference to the narrative section(s) describing the circumstances in which a Living Benefit will terminate upon a change of ownership of the Contract. This information is difficult to locate.

RESPONSE: Registrant has revised the second bullet under this heading to clarify that a change of ownership will terminate the Living Benefit, “unless you have received our prior approval to change the ownership.”  We may allow the Living Benefit to continue in situations in which the change in ownership of the Contract does not change the “covered person,” such as when the owner changes from the “James Smith Trust” to “James Smith.”

52.	Death of Participant (p. 34).

The impact of the 2nd sentence is unclear. Does this mean that the surviving spouse may not be allowed to continue the living benefit option that the deceased spouse had elected under the contract? Please explain this provision more fully.

RESPONSE:  Registrant has revised the 2nd sentence under this heading to clarify that, if the surviving spouse, as the sole primary Beneficiary, elects to continue the Contract, then the Living Benefit will terminate and no optional living benefit will be available to the surviving spouse.

53.	Annuitization Under the Living Benefits (p.35).

It is unclear how the paragraph directly below the bullet points applies. How does Registrant determine that Account Value dropped to zero based on a combination of poor performance and Early or Excess Withdrawals? How bad must performance be to conclude that poor performance was a factor in causing the zero Account Balance? How is the Annual Withdrawal Amount calculated and as of what date? What happens if the zero balance is caused by deduction of charges following an Early or Excess Withdrawal during a time of poor performance? What is "poor" performance? Does it have to be negative or just declining relative to some prior point in time? Please add disclosure explaining the application of this passage.

RESPONSE:  Registrant has deleted the second paragraph under this heading and incorporated the information included therein under the “What happens when your Account Value is reduced to zero” under “Important Considerations.”

54.	Tax Issues Under Living Benefits (pp. 35-36).

The 3rd paragraph states that reductions to the Withdrawal Benefit Base are waived for withdrawals up to the Yearly RMD Amount but does not mention the impact on the related 200% Benefit Enhancement and Bonus provisions. If there is no corresponding waiver for these provisions, please expressly state that the contractowner will still forfeit these benefits if s/he takes that yearly RMD Amount. If there is a corresponding waiver, indicate this instead.

RESPONSE:  Registrant has added the following bold sentence to the end of the third paragraph under this heading: “Please note: For SIM and SIM Plus, if you withdraw your yearly RMD amount, that withdrawal will end the Bonus Period and the 200% Benefit Enhancement.”

55.	Designated Funds: Change in Fund Status (pp. 36-37).

a. DCA Program. Please clarify how participation transfers from the DCA Account are treated if a Fund was a Designated Fund when the contractowner selected the DCA Program funds but loses Designated Fund status before the full 6 or 12-month DCA Program runs. Does the contractowner have to provide new allocation instructions for the remaining DCA payments or are those transfers treated like automatic portfolio rebalancing instead? Explain.

RESPONSE:  Registrant has added the following sentences under the sixth paragraph under this heading:  “Likewise, if you are participating in a DCA program and one of the funds receiving transfers under the DCA Program is declared no longer to be a Designated Fund, then your Account Value can remain invested in that Fund until the end of your DCA Period. However, before you make any subsequent Purchase Payments, you must first transfer all your Account Value from that Fund into one or more of the current Designated Funds and provide us with new allocation instructions for your DCA program.).”

b. Living Benefit Step-Ups. In the sentence that says a contractowner "may have to transfer into a current Designated Fund before a step-up can occur," please substitute "will" for the word "may." Alternatively, clarify the circumstances in which the contractowner would be entitled to a step-up without making a transfer.

RESPONSE: Registrant has made the suggested substitution.

56.	Build Your Own Portfolio (p. 37).

Please revise the 2nd paragraph for consistency with Consideration #6 on page 29. The optional benefits can restrict the timing of purchase payments and limit the contract owner’s total annual contribution. Also, add a sentence to the 3rd paragraph explaining how DCA program transfers are treated when a fund within the portfolio closes or affirmatively state that a contractowner cannot participate in a DCA program and the Build Your Own Portfolio option at the same time.

RESPONSE:  Registrant has added disclosure to what is now the 3rd paragraph under this heading, consistent with Consideration #6 under “Important Considerations.”   In addition, Registrant has added disclosure explaining how DCA program transfers are treated when a fund within the portfolio closes.

57.	Death Benefit: Introductory Paragraph (p.37).
In the 2nd sentence, please substitute the word "will" for "may" or make clear that the rest of the sentence describes the only applicable exception.

RESPONSE: Registrant has made the suggested substitution.

58.	The Basic Death Benefit (pp. 37-38).

The cross-referenced section under paragraph (3) does not explain the equation adequately. Please clarify how the equation works when there have been multiple purchase payments and multiple withdrawals. Do you apply the equation separately for each purchase payment and then total the results? If not, which withdrawal does "Account Value after [or before] Withdrawal" refer to?

RESPONSE:  Registrant has revised the equation to clarify what happens when multiple Purchase Payments are made and multiple withdrawals are taken.  In addition, the age limitation is not applicable and has been deleted.

59.	Optional Death Benefit (p. 38).

Registrant has represented that the contract's only new features are the living benefit options, not the death benefit options. Please delete the qualifying language about state approval or explain to the Staff why it is appropriate here. We note that the identical language appears in the contracts that are currently being sold and upon which these filing are based.

RESPONSE: The optional death benefit is available in all states; therefore, Registrant has removed the words “Subject to availability in your State.”

60.	Spousal Continuance (p. 38).

Living Benefits seem to be treated differently under the Spousal Continuance provision and the "Death of a Participant" provisions on pages 34 and 35. The overlap is confusing. Please provide simple, plain English disclosure describing when a surviving spouse's right to continue living benefits is governed by the "Death of a Participant" provisions and when it will be governed by the Spousal Continuation provision. Is there ever a situation in which both could apply and provide different results? If so, explain.

RESPONSE: Registrant has added two sentences at the end of the first paragraph under this heading to clarify when the surviving spouse has the right to continue the Living Benefit.

61.	Calculating the Death Benefit (p. 38).

a. Partial Withdrawals. The impact of partial withdrawals is confusing because the disclosure does not indicate whether the death benefit is recalculated after each withdrawal. If so, please state. If not, please explain how "the death benefit amount immediately before the withdrawal" is calculated when the withdrawal in question is the last in a series of withdrawals. Likewise, please explain how the death benefit calculation is affected by each purchase payment.

RESPONSE: Registrant revised the disclosure under the heading “The Basic Death Benefit” to show the impact of a partial withdrawal on the death benefit amount

b. Fixed Account Value (last sentence, 2nd paragraph). If a portion is invested in a DCA account, clarify how such a transfer would affect a surviving spouse continuing a contract with living benefits. What happens when transferring to the Money Market Sub-Account is not permitted under the terms of the living benefit? Would the living benefit terminate because the Money Market Sub-Account is not a Designated Fund? .If it is a permitted investment because the Build Your Own Portfolio option applies, what happens if the transfer still violates the allocation percentage requirements? Does the living benefit terminate in that situation? Please explain.

RESPONSE:  Registrant has revised the last sentence to read as follows:  “Also, any portion of this new Account Value attributed to an existing DCA Period will be allocated to your selected Sub-Accounts.”

62.	Method of Paying Death Benefit (pp. 38-39).

Please revise the last sentence of the 2nd paragraph so it specifically refers to the Investment Company Act of 1940, as amended, to make this section consistent with the "Payment of Death Benefit" section that follows. The current language could be read to imply that distribution is determined by state law. Also, please clarify that the death benefit proceeds will remain invested in the variable account options until paid. Separately, confirm to the Staff that the deferral provision will be administered consistent with the staff positions articulated in Comments 14 and 18 of Industry Comment Letters dated February 8, 1988 and November 12, 1993, respectively.

RESPONSE: Registrant has added the following disclosure after the last sentence of the second paragraph under this heading:  “We can defer payment of the death benefit to the extent permitted under the Investment Company Act of 1940.  (See ‘Payment of Death Benefit.’)”  In addition, Registrant has added the following disclosure as a second paragraph under the heading “DEATH BENEFIT”:  “The death benefit proceeds will remain invested in the Sub-Accounts in accordance with the allocations made by the Owner until the Beneficiary has provided us with Due Proof of Death in good order. Once we have received Due Proof of Death, then investments in the Variable Account may be reallocated in accordance with the Beneficiary's instructions.”

63.	Selection of Annuitant(s) (p. 40).

Please clarify that the prospectus also uses the terms "Payee" and "Annuitant" interchangeably or use only one term in the prospectus. The term "Payee" appears multiple times in the prospectus from this point forward.

RESPONSE:  The term “Payee” is used in the prospectus for consistency with the insurance contract form.  “Payee” is the term used to describe a recipient of payments under the Contract. The “Annuitant” receives all annuity payments until he or she dies.  Any annuity payments remaining after the death of the Annuitant are paid to the “Beneficiary.”

64.	Annuity Option B: Assumed Interest Rate (p. 40).
Currently, the variable annuity assumed interest rate is not disclosed until page 42. Please identify the rate as 3% the first time it is mentioned.

RESPONSE: Registrant has revised the disclosure as suggested to clarify that the assumed interest rate is 3%.

65.	Selection of Annuity Option (p. 41).
This product does not offer fixed account options other than the DCA accounts. In light of this, please amend the 2nd paragraph as appropriate

RESPONSE: Registrant has deleted the second sentence of the second paragraph under this heading.

66.	Variable Annuity Payments (pp. 41-42).

The parenthetical reference to "exchange of annuity units" is confusing. Please refer to transfers between Sub accounts using consistent terminology throughout the prospectus. Accordingly, substitute the term "transfer" for "exchange" as appropriate. This comment also applies to the "Exchange of Variable Annuity Units" section on page 42.

RESPONSE:  Registrant has revised the parenthetical under this heading to read: “unless the Annuitant requests a transfer among Sub-Accounts.”  Throughout the prospectus, Registrant has substituted “transfer” for “exchange” where appropriate, especially under “Exchange of Variable Annuity Units.”

67.	Annuity Payment Rates (p. 42).
The term "Annuity Payment Rates" does not appear in the glossary. Please define it.

RESPONSE:  Because the term “annuity payment rate” is only used under “Variable Annuity Payments” and “Annuity Payment Rates.”  Registrant had decided not to add the term to the glossary but, instead, to define the term in this section of the prospectus as permitted under the “Instruction” to Item 2 of Form N-4.

68.	Voting Fund Shares: Final Paragraph (p. 42).
Please rewrite the second half of the last paragraph in plain English beginning at the sentence that starts, "Prior to the Annuity Commencement Date...." Rule 421.

RESPONSE:  Registrant has rewritten the disclosure under this heading to more clearly describe the Company’s obligation to vote all shares held in the Variable Account in accordance with instructions we receive from persons with voting interests in the Funds (i.e., the contract owners).

69.	Substitution of Securities (p. 44).

Please restate the phrase "we may make appropriate endorsement" using plain English so it is clear that notice will be provided via a supplement to the prospectus. This comment applies everyplace this phrase appears.

RESPONSE: Registrant has clarified that that the contract owner will receive notice of Contract changes in the form of a supplement to this prospectus.

70.	Splitting Units (p. 45).
Please qualify the first sentence to indicate that these changes must comply with Federal Securities Laws.

RESPONSE:  Registrant has added the following sentence under this heading:  “Any changes we make by splitting or combining Variable Accumulation Unit values must comply with the federal securities laws and regulations.”

71.	Modification (p. 45).
a. “If such modification is... ". Following this language in the 1st sentence, please insert the phrase "is consistent with federal securities laws and regulations and."

RESPONSE: Registrant has inserted the phrase in the 1st sentence as suggested.

b. "provided that such modification applies... ". Please revise the 1st sentence of the 2nd paragraph to indicate that any changes to these charges will not exceed the maximum fees stated in the fee table. Registrant may not impose changes above the maximum fee table figures without filing a new registration statement as the Staff views such changes as outside of the scope of the security created by this registration statement.

RESPONSE: Registrant has revised the 1st sentence of the 2nd paragraph to clarify that the “modification will not exceed the maximum fees as shown in the fee table.”

72.	Right to Return (p. 45).
In your response letter, please represent that all material provisions of the contract are described in full in the prospectus.

RESPONSE: Registrant represents that all material provision of the Contract are described in full in the prospectus.

73.	Impact of Optional Death Benefits and Optional Death Benefits: Qualified Contracts (p. 49).
Qualified Contracts (p. 49). Please rewrite this entire section in plain English. Large sections of the disclosure is unintelligible.

RESPONSE: Registrant has rewritten the disclosure under this heading as suggested.

74.	Distribution of the Contracts (pp. 51-52).
As this is a new registration statement, please clarify the "Contracts" to which the last sentence of this section refers.

RESPONSE: Because no Contracts described in this prospectus have been sold, Registrant has rewritten the last sentence under this heading as follows:  “No commissions have been paid to or retained by Clarendon in connection with the distribution of the Contracts.”

75.	Available Information (p. 52).

Given that a registration statement filed on Form N-4 is both a '33 Act and a '40 Act filing, please identify the '33 Act required information that the 2nd sentence says the prospectus does not contain and explain to the Staff why it is not included here.

RESPONSE:  The second sentence under this heading is a reference to filings that are made on Form S-3 for companion market value adjusted annuities interests.  For example, on Form S-3, the financial information pertaining to the depositor is incorporated by reference.  Registrant has removed the sentence because there will be no companion S-3 registration statement for the Contracts offer pursuant to this N-4 registration statement.

76.	State Regulation (p. 53).
In the 3rd paragraph, please explain how this disclosure could affect the insurance company's obligation to pay benefits under the optional living benefits and death benefit riders.

RESPONSE:  Registrant has added the following sentence after the third sentence in the this paragraph: “Such insurance holding company legislation protects the Company's ability to pay all guaranteed contract benefits, including any optional living benefits and death benefits.”  In addition, Registrant has added the following two sentences at the end of the paragraph: “A state's assessment on insurers in connection with the state guaranty fund would not affect Sun Life's obligation to pay guaranteed contract benefits, including any optional living benefits and death benefits. If an assessment were so large as to affect Sun Life's own ability to meet its obligations, then the provisions to excuse, defer, or offset such assessment would allow Sun Life to pay guaranteed contract benefits.”

77.	Legal Proceedings (p. 53).

The Item 13 disclosure requirement also applies to legal proceedings that may have a material impact on the Registrant's principal underwriter and depositor as well. Please revise the disclosure to respond fully to this requirement.

RESPONSE: Registrant has revised the disclosure under this heading as suggested.

78.	Other Required Disclosure, Exhibits, and Representations.

Please confirm to the Staff that the financial statements for the depositor and any guarantor will be filed with the pre-effective amendment. Indicate the applicable accounting method as well. In addition, please be reminded that for all powers of attorney upon which Registrant may wish to rely for future amendments to this filing, those powers of attorney must "relate to a specific filing" as required by Rule 483(b) under the 1933 Act. Any exhibits, financial statements and other required disclosure not included in this registration statement must be filed in a pre-effective amendment to the registration statement.

RESPONSE:  Registrant has included the GAAP financial statements for the depositor with this pre-effective amendment.  Registrant has also included all exhibits and other required disclosure with this pre-effective amendment.  The powers of attorney filed with this pre-effective amendment are specific to this filing as required by 483(b) under the 1933 Act.

Acceleration Request

Registrant believes that the Amendment and this letter are responsive to Staff comments and, therefore, Depositor and its principal underwriter, Clarendon Insurance Agency, Inc., intend in the near future to make an oral request for acceleration of the effective date of the Amendment to _______________, 2010.

The Depositor and its principal underwriter are aware of their obligations under the 1933 Act.  Specifically, the Depositor acknowledges and represents that

●
the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Depositor or the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing;

●
should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to any aspect of the filing, including the request for acceleration cited above; and

●
neither the Depositor nor  the Registrant may assert this action to accelerate as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

In addition, the Depositor acknowledges and represents that

●
the Depositor and the Registrant are fully responsible for the adequacy and accuracy of the disclosure in the filing, regardless of any comments made by the Staff of the Commission with respect to the disclosure or any changes in the disclosure in response to the Staff’s comments;

●
any comments made by the Staff of the Commission with respect to the disclosure in the filing, or any changes in the disclosure in response to the Staff’s comments, do not foreclose the Commission from taking any action with respect to any aspect of the filing; and

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neither the Depositor nor the Registrant may assert, as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States, any comments made by the Staff of the Commission with respect to the disclosure in the filing or any changes in the disclosure in response to the Staff’s comments.

*  *  *  *  *  *  *  *

Please direct all questions and comments to the undersigned at (781) 263-6402, or to Patrice M. Pitts, Esquire, of Sutherland Asbill & Brennan at (202) 383-0548.

Respectfully yours,

/s/Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:	Patrice M. Pitts, Esquire
Rebecca A. Marquigny, Esquire